SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Research & development	$ 219,327	$ 258,747	$ 1,266,158	$ 824,336
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	23,026,858	7,646,209	14,678,344	7,812,822
Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount			367,818	403,013